Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents held at brokers	$ 1,395,340		$ 1,401,234		$ 2,695,461
Restricted foreign currencies held at brokers	$ 5,198,271	[1]	$ 7,504,546	[1],[2]	$ 6,926,407	[2]

[1]	Cost of foreign currencies at June 30, 2012 and December 31, 2011: $5,142,903 and $7,615,973, respectively.
[2]	Cost of foreign currencies at December 31, 2011 and 2010: $7,615,973 and $6,830,250, respectively.